Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2017	2016	2017	2016
Land	547	574	2,542	18,787
Buildings	151,962	121,572	70,389	219,416
Terminals and systems	2,969,848	2,652,742	—	—
Furniture and equipment	197,610	172,666	241,632	234,458
Contracts in progress	149,245	169,367	—	—
Construction in progress	—	—	20,603	36,353
	3,469,212	3,116,921	335,166	509,014
Accumulated depreciation	(2,035,018)	(1,917,247)	(141,443)	(151,173)
	1,434,194	1,199,674	193,723	357,841